The Torray Fund

Schedule of Investments

As of September 30, 2021 (unaudited)

Shares			Market Value
	COMMON STOCKS - 97.9%
	30.3%	FINANCIALS +
73,788		Berkshire Hathaway, Inc. - Class B *	$20,139,697
108,300		American Express Co.	18,143,499
115,559		Marsh & McLennan Cos., Inc.	17,499,099
99,560		JPMorgan Chase & Co.	16,296,977
92,950		Chubb Limited	16,124,966
334,445		Bank of America Corp.	14,197,190
177,038		Loews Corp.	9,547,659
			111,949,087
	12.9%	INDUSTRIALS
89,380		General Dynamics Corp.	17,521,161
109,710		Eaton Corp. Plc	16,380,800
65,400		Honeywell International, Inc.	13,883,112
			47,785,073
	11.9%	HEALTH CARE
103,340		Johnson & Johnson	16,689,410
37,739		UnitedHealth Group Inc.	14,746,137
213,070		Bristol-Myers Squibb Co.	12,607,352
			44,042,899
	10.2%	INFORMATION TECHNOLOGY
143,855		Fiserv, Inc. *	15,608,268
81,951		VMware, Inc. - Class A *	12,186,114
189,230		Intel Corp.	10,082,174
			37,876,556
	9.9%	COMMUNICATION SERVICES
3,055		Alphabet, Inc. - Class A *	8,167,604
281,225		Comcast Corp. - Class A	15,728,914
75,962		Walt Disney Co. *	12,850,492
			36,747,010
	8.5%	ENERGY
124,285		EOG Resources, Inc.	9,976,357
110,200		Phillips 66	7,717,306
459,395		Schlumberger NV	13,616,468
			31,310,131
	7.4%	CONSUMER STAPLES
338,750		Altria Group, Inc.	15,419,900
325,060		Kraft Heinz Co.	11,968,709
			27,388,609
	3.4%	MATERIALS
184,505		DuPont de Nemours, Inc.	12,544,495

	3.4%	CONSUMER DISCRETIONARY
103,250		Genuine Parts Co.	12,516,997

	TOTAL COMMON STOCKS
		(cost $229,356,729)	362,160,857

	SHORT-TERM INVESTMENT - 2.1%
7,641,837		Fidelity Institutional Government Portfolio - Class I, 0.01% ^
		(Cost $7,641,837)	7,641,837

		TOTAL INVESTMENTS - 100.0%
		(cost $236,998,566)	369,802,694
		OTHER ASSETS AND LIABILITIES, NET - 0.0%	137,483
		TOTAL NET ASSETS - 100.0%	$369,940,177

+
As of September 30, 2021, the Fund had a significant portion of its assets invested in this sector. The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

*	Non-income producing security.
^	The rate shown is the annualized seven-day effective yield as of September 30, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$362,160,857	$-	$-	$362,160,857
Short-Term Investment	7,641,837	-	-	7,641,837
Total Investments in Securities	$369,802,694	$-	$-	$369,802,694

Refer to Schedule of Investments for further information on the classification of investments.